Note 11 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Senior Notes	$ 150,000
Capital leases maturing at various dates through 2022	10,153
Other long-term debt maturing at various dates up to 2023	3,493
	766,623
Less: current portion	5,545	$ 3,915
Long-term debt - non-current	761,078	$ 330,608
Revolving Credit Facility [Member]
Credit Agreement	$ 602,977